Intangible assets (Details 1) - USD ($) $ in Thousands	Mar. 31, 2020	Mar. 31, 2019
Other Intangible Assets Details 1
Land use right of factory land in Shenzhen, Guangdong, PRC	$ 780	$ 1,014
Land use right of factory land in Xinxing, Guangdong, PRC	1,150	1,324
Total	$ 1,930	$ 2,338